UNITED STATES
        SECURITIES AND EXCHANGE COMMISSION
       Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: 12/31/2008


Institutional Investment Manager Filing this Report:

Name:      Constitution Research & Management, Inc.
Address:   175 Federal Street  5th Floor
	      Boston, MA  02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     John W. Wadman
Title:    Trader
Phone:    617-342-8154

Signature: John W. Wadman     Place: Boston, MA       Date: 01/28/09
Report Type (Check only one.) :

[ x ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT

List of Other Managers reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total: 48

Form 13F Information Table Value Total: 30732



List of Other Included Managers:

No.	13F File Number		Name


Constitution Research & Management
                                                              FORM
13F
                                                          December
31, 2008


Voting Authority

--------------------------
                                                           Value
Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000)
Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -
------- --- ---- ------- ------------ -------- -------- --------

American Superconductor Corp   Common Stock     030111108      331
20300 SH       Sole                    20300
Angiodynamics Inc              Common Stock     03475V101      440
32165 SH       Sole                    32165
Art Technology Group           Common Stock     04289L107      474
245800 SH       Sole                   245800
Aspen Technology Inc           Common Stock     045327103      872
117550 SH       Sole                   117550
Bridgeline Software Inc        Common Stock     10807Q205       36
64000 SH       Sole                    64000
COGO Group Inc                 Common Stock     192448108      632
129995 SH       Sole                   129995
CVD Equipment Corp             Common Stock     126601103       77
24800 SH       Sole                    24800
Cal Dive Int'l                 Common Stock     12802T101      685
105290 SH       Sole                   105290
Cavium Networks, Inc.          Common Stock     14965A101      649
61750 SH       Sole                    61750
Cognex Corp.                   Common Stock     192422103      482
32560 SH       Sole                    32560
CommVault Systems, Inc         Common Stock     204166102      522
38915 SH       Sole                    38915
Constant Contact Inc           Common Stock     210313102      884
66700 SH       Sole                    66700
Continental Airlines Cl B      Common Stock     210795308      489
27100 SH       Sole                    27100
Cubist Pharmaceutical          Common Stock     229678107     1895
78455 SH       Sole                    78455
DXP Enterprises Inc            Common Stock     233377407     1062
72700 SH       Sole                    72700
Demandtec Inc                  Common Stock     24802R506      610
75600 SH       Sole                    75600
Dexcom Inc                     Common Stock     252131107      620
224765 SH       Sole                   224765
Double-Take Software Inc       Common Stock     258598101      684
76250 SH       Sole                    76250
Fuqi International, Inc.       Common Stock     36102A207      641
102340 SH       Sole                   102340
Genoptix Inc.                  Common Stock     37243V100      918
26924 SH       Sole                    26924
Grand Canyon Education, Inc.   Common Stock     38526M106      712
37920 SH       Sole                    37920
Heritage Crystal-Clean Inc     Common Stock     42726M106      565
48700 SH       Sole                    48700
Innerworkings Inc              Common Stock     45773Y105      303
46290 SH       Sole                    46290
JetBlue Airways                Common Stock     477143101      490
69000 SH       Sole                    69000
Martek Biosciences Corp.       Common Stock     572901106      973
32100 SH       Sole                    32100
Microsemi Corp.                Common Stock     595137100      860
68050 SH       Sole                    68050
Monolithic Power Systems Inc   Common Stock     609839105      274
21695 SH       Sole                    21695
NVE Corp. Commerce             Common Stock     629445206      783
29950 SH       Sole                    29950
Netezza Corp                   Common Stock     64111N101      830
129880 SH       Sole                   129880
Neutral Tandem, Inc            Common Stock     64128B108      848
52295 SH       Sole                    52295
Nuance Communications          Common Stock     67020Y100      862
83180 SH       Sole                    83180
OSI Pharmaceutical Inc         Common Stock     671040103      871
22300 SH       Sole                    22300
Portfolio Recovery Associates  Common Stock     73640Q105      505
14930 SH       Sole                    14930
Power Integrations Inc.        Common Stock     739276103      314
15800 SH       Sole                    15800
Pros Holding Inc               Common Stock     74346Y103      457
79440 SH       Sole                    79440
Psychiatric Solutions Inc      Common Stock     74439H108      644
23140 SH       Sole                    23140
RBC Bearings Inc               Common Stock     75524B104      654
32245 SH       Sole                    32245
RTI Biologics, Inc.            Common Stock     74975N105      164
59300 SH       Sole                    59300
Summer Infant Inc.             Common Stock     865646103      311
144765 SH       Sole                   144765
Supertex Inc.                  Common Stock     868532102      431
17965 SH       Sole                    17965
Taleo Corporation              Common Stock     87424N104      502
64175 SH       Sole                    64175
Tessera Technologies Inc       Common Stock     88164L100      597
50230 SH       Sole                    50230
Ultimate Software Group Inc.   Common Stock     90385D107      469
32150 SH       Sole                    32150
Ultralife Corporation          Common Stock     903899102      636
47400 SH       Sole                    47400
VNUS Medical Technologies      Common Stock     928566108     1400
86310 SH       Sole                    86310
Vocus Inc.                     Common Stock     92858J108     1036
56885 SH       Sole                    56885
Volterra Semiconductor Corp    Common Stock     928708106      515
72040 SH       Sole                    72040
Websense Inc                   Common Stock     947684106      722
48230 SH       Sole                    48230
REPORT SUMMARY                 50 DATA RECORDS               30753
0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED